Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Comprehensive Income [Abstract]
Net income	$ 294,840,000	$ 212,716,000	$ 128,884,000
Other comprehensive income (loss):
Unrecognized gains (losses) on equity investments	403,000	(122,000)	54,000
Unrecognized gains (losses) on cash flow hedges	3,200,000	3,189,000	(10,307,000)
Reclassification adjustment realized in net income	(1,596,000)	(1,781,000)	2,244,000
Unrecognized actuarial gain/(loss)	(226,000)	(2,115,000)	(199,000)
Unrecognized gains (losses) on foreign currency translation	(881,000)	0	0
Total other comprehensive income	900,000	(829,000)	(8,208,000)
Total comprehensive income	295,740,000	211,887,000	120,676,000
Net and comprehensive income attributable to noncontrolling interests	(2,415,000)	(4,894,000)	357,000
Comprehensive income attributable to controlling interests	$ 293,325,000	$ 206,993,000	$ 121,033,000